6. Goodwill and Other Intangible Assets (Details) (USD $)	Dec. 31, 2012
Notes to Financial Statements
2013	$ 272,695
2014	272,695
2015	272,695
2016	272,695
2017	272,696
Total remaining core deposit intangible	$ 1,363,476